SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Schedule of Net Changes in Components of Operating Assets and Liabilities

The following table provides information regarding the net changes in working capital (in thousands):

	Year Ended December 31,
	2021	2020	2019
Accounts receivable	$(4,770)	$506	$(3,508)
Prepaid expenses and other current assets	(2,536)	6,915	1,147
Accounts payable	(5,514)	(1,069)	(699)
Accounts payable due to related parties	(910)	910	—
Accrued liabilities	55,884	(6,842)	18,167
Other, net	(1,137)	(1,986)	(3,929)
Net changes in working capital	$41,017	$(1,566)	$11,178

Supplemental Disclosure of Cash Flow Information

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2021	2020	2019
Non-cash accruals of property, plant and equipment and other non-current assets	$56,305	8,370	11,759
Non-cash settlement of Final Payment Fee	—	8,539	—
Future proceeds from sale of Magellan Petroleum UK	—	—	1,384
Tradable equity securities	—	—	5,069
Non-cash settlement of withholding taxes associated with the 2019 and 2018 bonus paid and vesting of certain awards, respectively	3,064	1,659	6,686
Non-cash settlement of the 2019 and 2018 bonus paid, respectively	5,430	7,602	18,396
Asset retirement obligation additions and revisions	76	—	182

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of such amounts shown in the Consolidated Statements of Cash Flows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cash and cash equivalents	$305,496	78,297	64,615
Non-current restricted cash	1,778	3,440	3,867
Total cash, cash equivalents and restricted cash in the statement of cash flows	$307,274	$81,737	$68,482